BORROWINGS (Details) - ARS ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current and non-current financial debt
Current portion of current borrowings	$ 1,308,379	$ 1,496,584
Non-current portion of non-current borrowings	2,201,807	4,155,516
Total borrowings	3,510,186	5,652,100	$ 3,880,622
Bank overdrafts
Current and non-current financial debt
Current portion of current borrowings	150,561	62,453
Bank and other financial entities loans - principal
Current and non-current financial debt
Current portion of current borrowings	172,370	543,806
Notes - principals
Current and non-current financial debt
Current portion of current borrowings	793,618	501,918
Loans for purchase of equipment
Current and non-current financial debt
Current portion of current borrowings	7,855	41,384
Interest and related expenses
Current and non-current financial debt
Current portion of current borrowings	183,975	347,023
Notes - principal
Current and non-current financial debt
Non-current portion of non-current borrowings	1,591,161	2,653,670
Bank and other financial entities loans - principal
Current and non-current financial debt
Non-current portion of non-current borrowings	166,068	1,061,540
Loans for purchase of equipment
Current and non-current financial debt
Non-current portion of non-current borrowings	9,668	28,485
Interest and related expenses
Current and non-current financial debt
Non-current portion of non-current borrowings	$ 434,910	$ 411,821